LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.86%
Equity Funds–50.32%
iShares Core S&P 500 ETF	280,653	$111,649,377
iShares Core S&P Mid-Cap ETF	101,401	26,392,652
iShares Edge MSCI Min Vol USA ETF	1,377,470	95,307,149
iShares Russell 2000 ETF	119,786	26,465,519
		259,814,697
Fixed Income Funds–28.85%
iShares Broad USD Investment Grade Corporate Bond ETF	422,407	24,938,909
iShares Core U.S. Aggregate Bond ETF	651,681	74,180,848
iShares Core U.S. Treasury Bond ETF	950,130	24,883,905
iShares MBS ETF	230,191	24,957,308
		148,960,970
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–17.98%
iShares Edge MSCI Min Vol EAFE ETF	858,093	$ 62,632,208
iShares Edge MSCI Min Vol Emerging Markets ETF	478,215	30,204,060
		92,836,268
Money Market Fund–2.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	14,005,128	14,005,128
		14,005,128
Total Investment Companies (Cost $409,863,174)		515,617,063

TOTAL INVESTMENTS–99.86% (Cost $409,863,174)	515,617,063
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	716,371
NET ASSETS APPLICABLE TO 40,126,453 SHARES OUTSTANDING–100.00%	$516,333,434

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	Australian Dollar	$228,045	$231,335	6/14/21	$—	$(3,290)
5	British Pound	430,656	433,738	6/14/21	—	(3,082)
5	Euro	733,875	744,673	6/14/21	—	(10,798)
5	Japanese Yen	564,719	575,992	6/14/21	—	(11,273)
					—	(28,443)
Equity Contracts:
14	E-mini MSCI Emerging Markets Index	925,750	933,110	6/18/21	—	(7,360)
12	E-mini Russell 2000 Index	1,333,500	1,399,359	6/18/21	—	(65,859)
42	E-mini S&P 500 Index	8,331,540	8,247,676	6/18/21	83,864	—
9	E-mini S&P MidCap 400 Index	2,344,770	2,354,632	6/18/21	—	(9,862)
18	Euro STOXX 50 Index	816,059	798,868	6/18/21	17,191	—
6	FTSE 100 Index	552,501	556,021	6/18/21	—	(3,520)
7	OMXS 30 Index	175,311	172,430	4/16/21	2,881	—
2	SPI 200 Index	256,956	258,666	6/17/21	—	(1,710)
4	TOPIX Index	705,893	681,694	6/10/21	24,199	—
					128,135	(88,311)
Total Futures Contracts					$128,135	$(116,754)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$515,617,063	$—	$—	$515,617,063
Derivatives:
Assets:
Futures Contracts	$128,135	$—	$—	$128,135
Liabilities:
Futures Contracts	$(116,754)	$—	$—	$(116,754)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3